Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Warranty Provision Abstract
Opening balance	$ 2,077,749	$ 1,042,983
Warranty additions	1,173,779	1,375,673
Warranty disbursements	(697,615)	(339,349)
Warranty expiry	(147,108)	0
Foreign exchange translation	(277)	(1,557)
Total	2,406,529	2,077,749
Current portion	743,230	535,484
Long term portion	1,663,299	1,542,265
Total	$ 2,406,529	$ 2,077,749